UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1.     Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

August 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 131.5%

Consumer Discretionary — 20.9%
American Eagle Outfitters	7,104	$184,420
Best Buy	2,188	174,077
BorgWarner	2,288	100,146
Deckers Outdoor (A) *	1,410	171,794
Foot Locker (A)	3,115	153,569
Ford Motor (A)	14,532	137,763
Gap (A)	1,525	46,284
General Motors (A)	4,080	147,084
Goodyear Tire & Rubber (A)	6,845	155,313
H&R Block	7,322	198,133
Harley-Davidson (A)	4,049	172,569
Kohl's (A)	2,253	178,235
Lear (A)	850	137,870
Macy's (A)	4,421	161,587
Michaels *	7,257	123,296
News, Cl A	10,783	140,934
Nordstrom (A)	3,247	204,074
Omnicom Group (A)	2,231	154,653
Ralph Lauren, Cl A (A)	1,302	172,919
Target	2,192	191,800
Urban Outfitters (A) *	3,616	168,072
Whirlpool (A)	1,162	145,227
Williams-Sonoma (A)	2,698	189,481
		3,609,300
Consumer Staples — 6.3%
Flowers Foods (A)	8,089	162,994
General Mills (A)	3,633	167,154
Ingredion (A)	496	50,131
Kroger (A)	5,770	181,755
Sprouts Farmers Market *	7,529	199,293
Walgreens Boots Alliance	1,938	132,869
Walmart (A)	1,947	186,639
		1,080,835
Energy — 8.0%
ConocoPhillips (A)	2,487	182,620
HollyFrontier (A)	2,479	184,735
Marathon Oil (A)	8,074	173,672
Marathon Petroleum (A)	2,374	195,356
Murphy Oil (A)	5,050	155,692
Peabody Energy	3,714	153,425
Valero Energy (A)	1,520	179,178
Whiting Petroleum *	3,118	158,737
		1,383,415
Financials — 16.8%
Aflac	3,666	169,516
Allstate	1,624	163,326
American Express	1,704	180,590
Cincinnati Financial (A)	2,084	159,780
CIT Group (A)	3,171	171,995
Evercore, Cl A (A)	1,531	162,516
Fidelity National Financial	4,528	181,573
First American Financial (A)	3,306	187,979
Franklin Resources (A)	5,156	163,651
Hanover Insurance Group (A)	1,400	171,486
Lazard, Cl A (A) (B)	3,356	161,558
Legg Mason (A)	4,769	148,793
MetLife (A)	3,720	170,711
OneMain Holdings, Cl A *	4,942	181,371
Prudential Financial (A)	1,756	172,527
Santander Consumer USA Holdings	8,939	192,904
Synchrony Financial	5,002	158,413
		2,898,689
Health Care — 19.9%
AbbVie	1,816	174,300
Amgen	908	181,427
Biogen (A) *	575	203,257
Cardinal Health (A)	3,139	163,825
Centene (A) *	1,359	199,066
Cigna (A)	968	182,313
CVS Caremark (A)	2,399	180,501
DaVita (A) *	2,342	162,277
DENTSPLY SIRONA	3,779	150,858
Encompass Health	2,460	200,711
Gilead Sciences (A)	2,384	180,540
HCA Healthcare (A)	1,591	213,369
Humana (A)	566	188,625
McKesson (A)	1,156	148,835
Quest Diagnostics (A)	1,496	164,530
Tenet Healthcare (A) *	4,498	151,673
United Therapeutics (A) *	1,493	183,624
Universal Health Services, Cl B (A)	1,463	190,424
WellCare Health Plans (A) *	704	213,009
		3,433,164
Industrials — 12.6%
Acuity Brands (A)	1,394	213,059
AECOM (A) *	5,045	169,714
AGCO	2,536	151,298
Alaska Air Group	2,760	186,273
American Airlines Group	4,280	173,254
Avis Budget Group *	4,067	126,525
Delta Air Lines (A)	3,277	191,639
EMCOR Group (A)	2,146	171,894
JetBlue Airways (A) *	7,865	150,064
Robert Half International (A)	2,465	192,714
Ryder System (A)	2,354	180,881
United Continental Holdings (A) *	2,358	206,136
WW Grainger (A)	194	68,689
		2,182,140
Information Technology — 28.5%
Applied Materials	3,250	139,815
ARRIS International *	6,794	176,033
Avnet	3,802	184,017
CA (A)	4,626	202,619
Cisco Systems (A)	3,934	187,927
Citrix Systems (A) *	1,601	182,546
Conduent *	9,257	214,577
Corning (A)	6,041	202,434
F5 Networks (A) *	971	183,635
First Solar (A) *	3,225	167,958
Hewlett Packard Enterprise	11,032	182,359
HP	7,260	178,959
Intel (A)	3,368	163,112

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

August 31, 2018 (Unaudited) (continued)

Description	Shares	Fair Value
Information Technology (continued)
International Business Machines (A)	1,205	$176,508
Jabil (A)	6,014	177,774
Juniper Networks (A)	6,298	179,052
KLA-Tencor (A)	1,602	186,169
Lam Research (A)	962	166,513
MAXIMUS (A)	2,629	174,828
NCR *	5,545	157,533
Oracle (A)	3,770	183,147
Qorvo *	2,048	164,024
QUALCOMM (A)	2,966	203,794
Sabre	6,690	174,676
Skyworks Solutions (A)	1,714	156,488
Teradata (A) *	4,159	172,474
Western Digital (A)	2,133	134,891
Western Union (A)	8,115	153,536
		4,927,398
Materials — 5.6%
Alcoa *	3,656	163,313
Bemis	3,988	196,529
Cabot (A)	2,721	176,647
Freeport-McMoRan, Cl B (A)	9,172	128,867
Huntsman (A)	5,581	170,165
Newmont Mining (A)	4,066	126,168
		961,689
Real Estate — 5.9%
Hospitality Properties Trust ‡(A)	5,874	170,287
Host Hotels & Resorts ‡(A)	7,988	171,982
Park Hotels & Resorts ‡	5,464	182,771
Realogy Holdings (A)	7,218	154,393
Spirit Realty Capital ‡	20,113	168,346
Sunstone Hotel Investors ‡(A)	9,962	167,162
		1,014,941
Telecommunication Services — 2.1%
AT&T (A)	5,293	169,058
Sprint *	30,987	189,331
		358,389
Utilities — 4.9%
AES (A)	10,983	147,831
Exelon (A)	3,983	174,097
FirstEnergy (A)	4,609	172,284
PG&E (A)	3,928	181,395
Vistra Energy *	7,020	165,251
		840,858

Total Common Stock
(Cost $20,680,504)		22,690,818

Total Investments - 131.5%
(Cost $20,680,504)		$22,690,818

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (31.8)%

Consumer Discretionary — (6.2)%
Amazon.com*	(78)	(156,992)
Caesars Entertainment*	(11,808)	(120,442)
CarMax*	(1,709)	(133,388)
Eldorado Resorts*	(3,103)	(149,099)
Floor & Decor Holdings, Cl A*	(2,569)	(94,436)
Liberty Broadband, Cl A*	(1,671)	(135,351)
Netflix*	(324)	(119,128)
Ollie's Bargain Outlet Holdings*	(1,754)	(152,773)
		(1,061,609)
Energy — (0.7)%
Cheniere Energy*	(1,907)	(127,636)

Financials — (2.9)%
Charles Schwab	(2,426)	(123,217)
E*TRADE Financial*	(2,061)	(121,310)
Raymond James Financial	(1,384)	(128,767)
TD Ameritrade Holding	(2,284)	(133,774)
		(507,068)
Health Care — (8.4)%
Agios Pharmaceuticals*	(1,471)	(118,739)
Exact Sciences*	(2,013)	(150,753)
Madrigal Pharmaceuticals*	(80)	(19,137)
Nektar Therapeutics, Cl A*	(2,586)	(171,943)
Neurocrine Biosciences*	(1,295)	(159,220)
Penumbra*	(858)	(119,133)
Sage Therapeutics*	(781)	(128,287)
Sarepta Therapeutics*	(952)	(131,414)
Seattle Genetics*	(1,960)	(150,450)
Teladoc Health*	(2,159)	(167,431)
Ultragenyx Pharmaceutical*	(1,575)	(133,450)
		(1,449,957)
Industrials — (4.9)%
Axon Enterprise*	(2,039)	(139,182)
CoStar Group*	(318)	(140,607)
Healthcare Services Group	(1,833)	(75,538)
HEICO	(1,769)	(160,413)
Proto Labs*	(1,064)	(165,399)
SiteOne Landscape Supply*	(302)	(27,292)
Verisk Analytics, Cl A*	(1,212)	(144,337)
		(852,768)
Information Technology — (5.5)%
2U*	(1,526)	(136,364)
Gartner*	(966)	(144,668)
GrubHub*	(1,248)	(179,849)
Guidewire Software*	(1,430)	(143,815)
Square, Cl A*	(2,058)	(182,421)
Zscaler*	(3,589)	(153,573)
		(940,690)
Materials — (1.0)%
FMC	(218)	(18,628)
Sherwin-Williams	(322)	(146,697)
		(165,325)

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

August 31, 2018 (Unaudited) (concluded)

Description		Fair Value
Real Estate — (2.2)%
Equinix‡	(297)	$(129,530)
Howard Hughes*	(938)	(122,287)
Invitation Homes‡	(5,610)	(131,106)
		(382,923)

Total Common Stock
(Proceeds $4,905,869)		(5,487,976)

Total Securities Sold Short - (31.8)%
(Proceeds $4,905,869)		$(5,487,976)

Percentages are based on Net Assets of $17,254,143.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Substantially all of the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at August 31, 2018 was $16,867,043.
(B)	Security is a Master Limited Partnership. At August 31, 2018, such securities amounted to $161,588 or 0.9% of Net Assets.

Cl – Class

As of August 31, 2018, all of the Fund’s investment in securities were considered as level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

IDS-QH-001-1200

Item 2.     Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 26, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: October 26, 2018